Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information on segments [Line Items]
Elimination Of Profit Of Equity Accounted Investees	$ (912,602)	$ (1,204,076)	$ (295,019)
Elimination Of Profit of Inter Company Sales	(98,879)	(101,460)	(89,006)
Elimination of Profit In Cost of Sales And Operating Expenses Of Intercompany	98,879	101,460	89,593
Elimination Of Share of Profit In subsidiaries And Associates	(307)	395,285	82,284
Elimination of Profits In others	178	(412)	(1,080)
Profit (loss) from continuing operations	124,388	124,800	(83,529)
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continuing operations	$ 1,037,119	$ 934,003	$ 129,699